FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS, NET

	December 31,
	2025	2024
	USD in thousands
Cost:
Computers and software	1,000	986
Office furniture and equipment	345	345
Leasehold improvements	392	502
	1,737	1,833
Less – accumulated depreciation	1,550	1,510
Fixed assets, net	187	323